Contract Liabilities - Schedule of Contract Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Contract Liabilities [Abstract]
Beginning balance of contract liabilities	$ 5,000
Customer prepayments		5,000
Revenue recognized
Effect of foreign exchange rate changes
Ending balance of contract liabilities	$ 5,000	$ 5,000